Trade payables and other current liabilities - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 7,413	€ 15,550
Trade payables and other accruals	4,226	4,484
Total trade and other payables	€ 11,639	€ 20,036